Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash		$ 3,113,934	$ 2,392,871
Funds held in escrow
Accounts receivable		189,434	227,804
Prepaid expenses		25,372	825,563
Total Current Assets		3,328,740	3,446,238
Intangible assets	[1]	33,463,103	46,161,855
Property and equipment	[1]	9,525	295,115
Total Assets		36,801,368	49,903,208
Trade payables and accrued liabilities		258,515	154,361
Related Parties		450,048	37,094
Deferred revenue		131,794	219,068
Long term loan – current portion		46,680	47,740
Total Current Liabilities		887,037	458,263
Long term loan		38,427	88,231
Warrants		958,146
Liabilities for employee benefits		91,533	86,015
Total Liabilities		1,975,143	632,509
Shareholders’ Equity
Share capital		59,367,042	54,806,522
Share purchase warrants reserve			639,879
Shares to be issued		53,567	41,875
Share-based payment reserve		711,267	570,446
Translation differences reserve		(7,246)	15,746
Capital reserve for re-measurement of defined benefit plan		13,764	13,279
Accumulated Deficit		(25,312,169)	(6,817,048)
Total Shareholders’ equity		34,826,225	49,270,699
Total Liabilities and Shareholders’ Equity		$ 36,801,368	$ 49,903,208

[1]	Revised as of December 31, 2022 (Note 4)